Equity (Reclassifications Out of Accumulated Other Comprehensive Income (Loss)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other net investment gains (losses)	$ 102	$ 201	$ 82
Net derivative gains (losses)	(1,052)	1,003	1,096
Net investment income	2,852	2,952	3,074
Other-than-temporary impairments on fixed maturity securities	(9)	(52)	(42)
Income (loss) from continuing operations before provision for income tax	947	1,490	1,667
Provision for income tax expense (benefit)	(227)	(372)	(493)
Net income (loss)	720	1,126	1,174
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income (loss)	44	62	34
Unrealized Investment Gains (Losses), Net of Related Offsets [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other net investment gains (losses)	48	98	14
Net derivative gains (losses)	2	(12)	10
Net investment income	16	6	25
Income (loss) from continuing operations before provision for income tax	55	95	44
Provision for income tax expense (benefit)	(18)	(35)	(16)
Net income (loss)	37	60	28
Accumulated Other-than-Temporary Impairment [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other-than-temporary impairments on fixed maturity securities	(11)	3	(5)
Unrealized Gains (Losses) on Derivatives | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income (loss) from continuing operations before provision for income tax	11	3	9
Provision for income tax expense (benefit)	(4)	(1)	(3)
Net income (loss)	7	2	6
Interest rate swaps [Member] | Unrealized Gains (Losses) on Derivatives | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net derivative gains (losses)	0	0	1
Interest rate forwards [Member] | Unrealized Gains (Losses) on Derivatives | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net derivative gains (losses)	9	1	9
Net investment income	1	1	0
Foreign currency swaps [Member] | Unrealized Gains (Losses) on Derivatives | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net derivative gains (losses)	0	1	(2)
Credit forwards [Member] | Unrealized Gains (Losses) on Derivatives | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net derivative gains (losses)	0	0	1
Net investment income	$ 1	$ 0	$ 0